Operating segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Summary of Results, Assets and Liabilities by Segments

The following are the results, assets and liabilities by segments for the years ended December 31, 2018, 2019 and 2020:

December 31, 2018	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	2,824,677	Ps.	1,344,122	Ps.	1,088,417	Ps.	1,244,106	Ps.	1,419,674	Ps.	306,118	Ps.	484,798	Ps.	787,242	Ps.	9,499,154	Ps.	—	Ps.	—	Ps.	9,499,154
Non-aeronautical services		796,739		326,214		399,427		698,891		543,878		82,922		148,119		180,517		3,176,708		6,823		—		3,183,532
Improvements to concession assets		110,415		100,986		40,330		346,956		545,959		47,541		16,244		231,771		1,440,204		—		—		1,440,204
Total revenues		3,731,830		1,771,323		1,528,174		2,289,954		2,509,511		436,581		649,162		1,199,530		14,116,066		6,823		—		14,122,890
Total intersegment revenues		—		—		—		—		—		—		—		—		—		4,805,223		(4,805,223)		—
Income from operations		2,454,759		1,042,368		942,551		1,272,180		646,677		153,576		408,037		306,197		7,226,345		4,783,428		(4,765,120)		7,244,652
Interest income		112,569		44,954		43,471		54,836		6,431		13,722		19,502		51,327		346,813		1,065,159		(835,278)		576,694
Interest expense		(230,458)		(136,453)		(65,407)		(136,914)		(135,740)		(50,927)		(47,099)		(93,929)		(896,927)		(950,762)		835,278		(1,012,411)
Gain on financial investment held for coverage		—		—		—		—		—		—		—		—		—		29,643		—		29,643
Depreciation and amortization for the year		(310,882)		(180,904)		(153,230)		(217,858)		(354,963)		(72,635)		(61,073)		(186,997)		(1,538,542)		(31,095)		—		(1,569,637)
Share of loss of associate		—		—		—		—		—		—		—		—		—		(947)		—		(947)
Income before income taxes		2,394,213		979,156		952,241		1,218,028		525,351		124,243		386,323		263,776		6,843,329		4,929,463		(4,765,120)		7,007,672
Income taxes expense		(584,439)		(210,874)		(225,833)		(336,560)		(128,246)		(19,098)		(99,963)		(114,118)		(1,719,131)		(149,910)		—		(1,869,041)
Total assets		9,773,884		5,729,156		3,918,644		4,166,561		3,039,158		1,747,518		1,632,722		3,033,967		33,041,609		38,884,387		(32,375,494)		39,550,502
Total liabilities		3,519,318		1,858,474		1,158,586		2,228,807		2,123,946		735,487		701,735		1,405,884		13,732,236		13,911,464		(9,865,348)		17,778,352
Investments in associates		-		-		-		-		-		-		-		-		-		35		—		35
Net cash flows provided by operations activities		2,233,357		1,376,334		797,800		1,063,923		860,399		173,726		357,455		448,702		7,311,697		810,779		(886,857)		7,235,619
Net cash flow used in investing activities		(284,319)		(378,328)		(90,743)		(418,407)		(652,469)		(61,374)		(113,388)		(255,707)		(2,254,734)		4,959,209		(5,254,886)		(2,550,411)
Net cash flow used in financing activities		(1,552,530)		(681,179)		(739,684)		(942,796)		(931,248)		(107,021)		(155,344)		(6,374)		(5,116,178)		(6,305,402)		5,254,886		(6,166,694)
Additions to non-current as assets		5,665,570		3,729,013		2,356,638		2,976,072		5,924,992		1,128,854		990,782		2,600,342		25,372,263		729,295		—		26,101,558

December 31, 2019	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	2,978,617	Ps.	1,568,297	Ps.	1,183,610	Ps.	1,364,746	Ps.	1,512,164	Ps.	337,380	Ps.	584,650	Ps.	1,018,256	Ps.	10,547,720	Ps.	—	Ps.	—	Ps.	10,547,720
Non-aeronautical services		938,445		454,098		455,699		787,424		585,325		97,696		180,327		265,282		3,764,296		7,203		—		3,771,500
Improvements to concession assets		858,807		300,221		57,697		299,155		136,363		3,332		32,853		218,371		1,906,801		—		—		1,906,801
Total revenues		4,775,869		2,322,617		1,697,007		2,451,326		2,233,853		438,408		797,829		1,501,910		16,218,818		7,203		—		16,226,021
Total intersegment revenues		—		—		—		—		—		—		—		—		—		5,262,241		(5,262,241)		—
Income from operations		2,599,316		1,274,902		1,051,669		1,397,328		629,027		191,079		477,123		350,253		7,970,697		5,282,882		(5,236,341)		8,017,238
Interest income		113,495		53,684		47,959		45,703		13,191		12,090		21,019		56,800		363,942		1,292,797		(990,910)		665,829
Interest expense		(274,257)		(162,628)		(75,298)		(173,132)		(145,597)		(57,245)		(54,132)		(111,549)		(1,053,838)		(1,362,817)		990,910		(1,425,746)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		(149,770)		—		(149,770)
Depreciation and amortization for the year		(346,586)		(206,982)		(156,383)		(234,670)		(85,851)		(100,403)		(390,394)		(210,357)		(1,731,627)		(44,511)		—		(1,776,137)
Share of gain of associate		—		—		—		—		—		—		—		—		—		79		—		79
Income before income taxes		2,423,349		1,159,190		1,010,897		1,261,254		495,171		140,027		440,450		294,655		7,224,994		5,357,532		(5,236,341)		7,346,185
Income taxes expense		(649,761)		(185,555)		(273,431)		(359,996)		(124,228)		(26,013)		(132,118)		(72,356)		(1,823,460)		(67,983)		—		(1,891,443)
Total assets		10,038,163		6,155,593		3,941,917		4,445,521		2,372,006		1,707,357		1,653,964		4,759,366		35,073,888		39,969,627		(33,465,711)		41,577,804
Total liabilities		4,091,482		2,261,268		1,334,263		2,706,406		2,102,386		767,297		774,619		1,809,866		15,847,585		16,927,461		(11,866,923)		20,908,361

Investments in associates		—		—		—		—		—		—		—		—		—		114		—		114
Net cash flows provided by operations activities		2,295,782		1,322,659		984,410		1,299,232		841,232		248,261		490,864		469,505		7,951,945		301,883		(89,772)		8,164,057
Net cash flow used in investing activities		(986,532)		(341,155)		(69,382)		(343,198)		(211,385)		(42,913)		(69,230)		(156,943)		(2,220,737)		3,624,786		(3,990,143)		(2,586,095)
Net cash flow used in financing activities		(1,750,155)		(703,256)		(824,218)		(802,640)		(633,251)		(197,367)		(352,970)		(63,433)		(5,327,291)		(2,894,381)		3,990,143		(4,231,529)
Additions to non-current as assets		6,252,492		3,845,105		2,263,519		3,052,248		5,548,992		1,051,047		942,924		2,676,181		25,632,508		924,182		—		26,556,690

December 31, 2020	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	2,103,574	Ps.	1,192,187	Ps.	776,424	Ps.	970,979	Ps.	695,879	Ps.	204,650	Ps.	338,633	Ps.	943,416	Ps.	7,225,742	Ps.	—	Ps.	—	Ps.	7,225,742
Non-aeronautical services		591,789		335,419		266,442		460,981		327,158		64,609		113,826		283,941		2,444,164		3,889		—		2,448,053
Improvements to concession assets		614,479		681,755		67,026		339,231		138,768		19,329		36,334		295,656		2,192,578		—		—		2,192,578
Total revenues		3,309,842		2,209,361		1,109,892		1,771,191		1,161,805		288,588		488,793		1,523,013		11,862,484		3,889		—		11,866,373
Total intersegment revenues		—		—		—		—		—		—		—		—		—		2,310,159		(2,310,159)		—
Income from operations		1,472,456		802,056		526,761		756,630		(88,901)		57,770		216,044		(34,634)		3,708,182		2,242,786		(2,130,979)		3,819,989
Interest income		82,881		59,945		32,073		40,141		3,515		8,056		13,801		42,052		282,465		1,307,727		(1,179,680)		410,512
Interest expense		(360,772)		(242,125)		(95,133)		(210,825)		(172,033)		(52,001)		(57,199)		(432,582)		(1,622,670)		(1,071,260)		1,179,680		(1,514,250)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		(41,808)		—		(41,808)
Depreciation and amortization for the year		(368,964)		(254,634)		(168,580)		(265,581)		(82,736)		(71,971)		(502,568)		(229,764)		(1,944,799)		(55,562)		—		(2,000,361)
Share of gain of associate		—		—		—		—		—		—		—		—		—		3		—		3
Income before income taxes		1,166,564		738,185		461,532		573,594		472,986		25,433		167,981		(72,311)		3,533,964		982,786		(2,130,980)		2,385,770
Income taxes expense		(231,777)		(118,685)		(88,272)		(129,196)		112,801		12,801		(20,990)		19,005		(444,314)		(22,753)		—		(467,067)
Total assets		13,416,487		8,588,502		4,960,588		6,081,823		2,780,014		1,803,045		2,072,069		5,318,795		45,021,323		51,516,861		(45,177,011)		51,361,173
Total liabilities		6,535,424		4,074,668		1,979,551		3,898,207		2,508,470		824,734		1,045,571		1,070,885		21,937,510		26,911,814		(20,340,934)		28,508,390
Investments in associates		—		—		—		—		—		—		—		—		—		35		—		35
Net cash flows provided by operations activities		828,257		(1,627,427)		332,206		447,952		182,849		5,988		102,755		181,454		454,034		3,180,663		(68,130)		3,566,567
Net cash flow used in investing activities		(892,866)		(764,151)		(215,636)		(424,313)		(209,415)		(34,166)		(86,038)		(447,570)		(3,074,155)		(1,455,336)		1,311,800		(3,217,691)
Net cash flow used in financing activities		2,615,782		1,854,276		790,233		1,337,678		534,214		97,698		334,391		618,594		8,182,866		(582,639)		(1,311,800)		6,288,427
Additions to non-current as assets		6,796,625		4,394,890		2,335,994		3,245,723		5,700,583		1,040,121		968,483		3,054,931		27,537,350		16,065,198		—		43,602,548